FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

14.FAIR VALUE MEASUREMENTS

The table below presents information regarding financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy reflecting the valuation techniques utilized to determine fair value.

	Fair Value Hierarchy
March 31, 2022	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$69,935	$—	$—
Assets – restricted cash	2,768	—	—
Total Assets	$72,703	$—	$—
Liabilities:
Forward purchase option derivative	$—	$—	$17,609
Earnout liability	—	—	20,145
Public Warrants	13,841	—	—
Private Warrants	—	5,979	—
Total Liabilities	$13,841	$5,979	$37,754

December 31, 2021	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$105,027	$—	$—
Assets – restricted cash	2,767	—	—
Total assets	$107,795	$—	$—
Liabilities:
Forward purchase option derivative	$—	$—	$4,203
Earnout liability	—	—	27,134
Common stock warrants	15,396	—	—
Preferred stock warrants	—	6,649	—
Total liabilities	$15,396	$6,649	$31,337

	Forward purchase option
Level 3 Rollforward	derivative	Earnout liability
Beginning balances	$4,203	$27,134
Additions	—	—
Changes in fair value	13,406	(6,989)
Ending balances	$17,609	$20,145

The Company’s Level 3 financial liabilities include the forward purchase option derivative and earnout liability, which is comprised of (i) the contingent consideration related to the MaxDelivery acquisition (See Note 1) and (ii) the Sponsor Earnout Shares (See Note 2). The fair value of each instrument was estimated using a Monte-Carlo Simulation. The Company measures the fair value at each reporting period, with subsequent revisions to be recorded in the Condensed Consolidated Statement of Operations. Refer to

Application of Critical Accounting Policies and Estimates within the Company’s Annual Report on Form 10-K for further detail on the valuations.

There were no transfers between levels during the reporting periods. All significant Level 3 fair value hierarchy were recorded during the periods ended March 31, 2022 and December 31, 2021.

15.FAIR VALUE MEASUREMENTS

Assets and liabilities measured at fair value during the year on a recurring basis consisted of the following as of December 31, 2021, 2020, and 2019:

	Fair Value Hierarchy
December 31, 2021	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$105,027,484	$—	$—
Assets – restricted cash	2,767,471	—	—
Total assets	$107,794,955	$—	$—
Liabilities:
Forward purchase option derivative	$—	$—	$4,202,562
Earnout liability	—	—	27,133,563
Public Warrants	15,395,625	—	—
Private Warrants	—	6,649,125	—
Total liabilities	$15,395,625	$6,649,125	$31,336,125

December 31, 2020	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$30,043,046	$—	$—
Total assets	$30,043,046	$—	$—
Liabilities:
Common stock warrants	$—	$—	$49,863
Preferred stock warrants	—	—	2,072,536
Total liabilities	$—	$—	$2,122,399

December 31, 2019	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$12,889,931	$—	$—
Total assets	$12,889,931	$—	$—
Liabilities:
Common stock warrants	$—	$—	$59,624
Preferred stock warrants	—	—	1,179,201
Total liabilities	$—	$—	$1,238,825

The following table represents the changes in these Level 3 financial liabilities for the year ended December 31, 2021:

			Forward
	Common stock	Preferred stock	purchase option
Level 3 Rollforward	warrants	warrants	derivative	Earnout liability
Beginning balances	$49,863	$2,072,536	$—	$—
Additions	—	—	14,700,778	21,606,062
Changes in fair value	231,149	(1,766,370)	(10,498,216)	5,527,501
Reclassified to equity	(281,012)	(306,166)	—	—
Ending balances	$—	$—	$4,202,562	$27,133,563

Historically, the Company measured the common stock warrants and preferred stock warrants using Level 3 unobservable inputs within the Black-Scholes Merton model. The Company used various key assumptions, such as the fair value of common stock and preferred stock, respectively, volatility, and expected term. The Company monitored the fair value of the common stock and preferred stock warrants annually, with subsequent revisions reflected in the Consolidated Statements of Operations. As of December 31, 2021, the Company’s common stock warrants are publicly traded on the NYSE under the ticker symbol BOXD WS. The Company monitors the fair value of the common stock warrants annually, with subsequent revisions reflected in the Consolidated Statements of Operations based on the stock price. The Public Warrants are categorized as Level 1 fair value measurements as they are publicly traded and the Private Warrants are categorized as Level 2 fair value measurements as they are valued based on the trading price of the Public Warrants. As of December 31, 2021, there were no preferred stock warrants outstanding.

The fair value of the forward purchase option derivative was estimated using a Monte-Carlo Simulation in a risk-neutral framework (a special case of the Income Approach). Specifically, the future stock price is simulated assuming a Geometric Brownian Motion (“GBM”). For each simulated path, the forward purchase value is calculated based on the contractual terms and then discounted at the term-matched risk-free rate. Finally, the value of the forward is calculated as the average present value over all simulated paths. The Company measured the fair value of the forward purchase option derivative upon the consummation of the Business Combination and as of December 31, 2021, with the respective fair value adjustments recorded within its Consolidated Statements of Operations. The Company will continue to monitor the fair value of the forward option derivative annually, with subsequent revisions to be recorded in the Consolidated Statements of Operations.

There are two components of the Company’s earnout liability: (i) the valuation of the contingent consideration for the MaxDelivery acquisition (as discussed in Note 10) and (ii) the valuation of Sponsor Earnout Shares (as discussed in Note 1).

For the contingent consideration related to MaxDelivery, the fair value was estimated using a Monte-Carlo Simulation in a risk-neutral framework (a special case of the Income Approach). Specifically, future EBITDA is simulated assuming a GBM. For each simulated path, the contingent consideration payments are calculated based on the contractual terms and then discounted at the term-matched risk-free rate plus Company credit spread. The Company measured the fair value of the contingent consideration upon the acquisition date and as of December 31, 2021, with the respective fair value adjustments recorded within its Consolidated Statements of Operations.

For the valuation of the Sponsor Earnout Shares, the fair value was estimated using a Monte-Carlo Simulation in which the fair value was based on the simulated stock price of the Company over the maturity date of the contingent consideration. The key inputs used in the determination of the fair value included current stock price, volatility, and expected term. The Company measured the fair value of the Sponsor Earnout Shares upon the consummation of the Business Combination and as of December 31, 2021, with the respective fair value adjustments recorded within its Consolidated Statements of Operations. The Company will continue to monitor the fair value of components of the earnout liability annually, with subsequent revisions to be recorded in the Consolidated Statement of Operations.

All significant Level 3 fair value measurements were recorded during the years ended December 31, 2021, 2020, and 2019.